Investment in joint venture - Disclosure of sensitivity analysis (Details) - Asanko Gold Mine (AGM) [Member] $ in Millions	Dec. 31, 2022 USD ($)
Gold price [Member]
Disclosure of joint ventures [line items]
Impact on recoverable amount - increase	$ 31.2
Impact on recoverable amount - decrease	31.7
Discount rate [Member]
Disclosure of joint ventures [line items]
Impact on recoverable amount - increase	9.2
Impact on recoverable amount - decrease	8.6
Value of mineral resources beyond proven and probable reserves [Member]
Disclosure of joint ventures [line items]
Impact on recoverable amount - increase	9.0
Impact on recoverable amount - decrease	$ 9.0